CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 HKD ($)
CONCENTRATION OF RISKS
Currency depreciation percentage	(2.80%)	(2.90%)	(8.20%)
China | Maximum
CONCENTRATION OF RISKS
Deposits in the licensed banks | ¥	¥ 500
Hong Kong | Maximum
CONCENTRATION OF RISKS
Deposits in the licensed banks | $				$ 800